14. Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets other than goodwill [abstract]
Number of municipalities	372	369
Program contracts commitments, current	R$ 273,932	R$ 230,695
Program contracts commitments, noncurrent	103,321	142,314
Capitalized interest and inflation adjustment	R$ 233,251	R$ 488,502	R$ 649,048
Construction margin	2.30%	2.30%
Construction margin	R$ 65,172	R$ 63,013	70,335
Expropriations	34,681	106,429	R$ 19,576
Intangible assets related to PPP ALTO TIETÊ	348,586	359,759
Monthly assigned funds from tariffs	10,361
Estimated monetary restatement	7,730,000
Funds from tariffs arising from services provided - PPP São Lourenço	33,000
Intangible assets related to PPP São Lourenço	R$ 3,235,008	R$ 3,208,464
Intangible assets, discount rate for adjustment - PPP	7.80%
Amortization average rate	4.20%	4.20%	3.90%
Right of use operating expense	R$ 40,577
Right of use selling expense	9,132
Right of use administrative expense	R$ 2,146